Net Loss Per Share - Schedule of Computation of Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net loss	$ (9,610)	$ (5,645)	$ (12,199)	$ (10,065)
Numerator for basic net loss per share	(9,610)	(5,645)	(12,199)	(10,065)
Numerator for diluted net loss per share	$ (9,610)	$ (5,645)	$ (12,199)	$ (10,065)
Denominator
Weighted average common shares outstanding	10,684,069	10,613,166	10,638,595	10,575,252
Denominator for basic and diluted loss per share	10,684,069	10,613,166	10,638,595	10,575,252
Basic	$ (0.9)	$ (0.53)	$ (1.15)	$ (0.95)
Diluted	$ (0.9)	$ (0.53)	$ (1.15)	$ (0.95)